Calvert
Global Equity Fund
June 30, 2024
Schedule of Investments (Unaudited)

Common Stocks — 100.1%

Security	Shares	Value
Australia — 2.1%
CSL Ltd.	1,174	$ 230,218
		$ 230,218
Belgium — 1.8%
KBC Group NV	2,864	$ 201,805
		$ 201,805
Denmark — 2.6%
Novo Nordisk AS, Class B	2,001	$ 286,313
		$ 286,313
France — 7.8%
LVMH Moet Hennessy Louis Vuitton SE	223	$171,217
Safran SA	885	186,521
Sanofi SA	3,544	341,795
Schneider Electric SE	670	160,630
		$860,163
Germany — 2.6%
Siemens AG	1,574	$292,962
		$292,962
Hong Kong — 2.0%
AIA Group Ltd.	32,386	$219,115
		$219,115
India — 2.1%
HDFC Bank Ltd. ADR	3,533	$227,278
		$227,278
Japan — 3.8%
Keyence Corp.	452	$197,830
Nihon M&A Center Holdings, Inc.	13,224	68,487
Recruit Holdings Co. Ltd.	2,943	158,355
		$424,672
Netherlands — 5.0%
ASML Holding NV	293	$298,615
IMCD NV	1,817	250,469
		$549,084
Singapore — 1.8%
DBS Group Holdings Ltd.	7,436	$195,855
		$195,855
Switzerland — 3.5%
Nestle SA	3,840	$391,965
		$391,965
Security	Shares	Value
Taiwan — 1.8%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,143	$ 198,665
		$ 198,665
United Kingdom — 7.1%
Compass Group PLC	10,878	$ 296,353
London Stock Exchange Group PLC	1,996	236,682
Reckitt Benckiser Group PLC	4,721	255,402
		$ 788,437
United States — 56.1%
Adobe, Inc.(1)	359	$199,439
Alphabet, Inc., Class A	3,329	606,377
Amazon.com, Inc.(1)	2,877	555,980
AMETEK, Inc.	1,480	246,731
Boston Scientific Corp.(1)	4,259	327,986
CDW Corp.	1,184	265,027
Danaher Corp.	1,200	299,820
Dollar Tree, Inc.(1)	1,642	175,316
Ingersoll Rand, Inc.	1,898	172,414
Intuit, Inc.	382	251,054
Intuitive Surgical, Inc.(1)	534	237,550
Microsoft Corp.	1,765	788,867
NextEra Energy, Inc.	3,249	230,062
NVIDIA Corp.	4,160	513,926
TJX Cos., Inc.	2,460	270,846
Verisk Analytics, Inc.	559	150,678
Visa, Inc., Class A	1,465	384,519
Walt Disney Co.	2,685	266,594
Zoetis, Inc.	1,520	263,507
		$6,206,693
Total Common Stocks (identified cost $7,947,419)		$11,073,225

Short-Term Investments — 0.3%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(2)	38,145	$ 38,145
Total Short-Term Investments (identified cost $38,145)		$ 38,145

Total Investments — 100.4% (identified cost $7,985,564)	$11,111,370
Other Assets, Less Liabilities — (0.4)%	$ (49,637)
Net Assets — 100.0%	$11,061,733

Calvert
Global Equity Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2024.
At June 30, 2024, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Information Technology	24.5%
Health Care	18.0
Industrials	14.6
Financials	13.9
Consumer Discretionary	11.7
Communication Services	7.9
Consumer Staples	7.4
Utilities	2.1
Total	100.1%

Abbreviations:
ADR	– American Depositary Receipt

The Fund did not have any open derivative instruments at June 30, 2024.
Affiliated Investments
At June 30, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $38,145, which represents 0.3% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$18,172	$3,023,472	$(3,003,499)	$ —	$ —	$38,145	$7,681	38,145

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ —	$230,218	$ —	$230,218
Belgium	—	201,805	—	201,805
Denmark	—	286,313	—	286,313
France	—	860,163	—	860,163

Calvert
Global Equity Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Germany	$ —	$292,962	$ —	$292,962
Hong Kong	—	219,115	—	219,115
India	227,278	—	—	227,278
Japan	—	424,672	—	424,672
Netherlands	—	549,084	—	549,084
Singapore	—	195,855	—	195,855
Switzerland	—	391,965	—	391,965
Taiwan	198,665	—	—	198,665
United Kingdom	—	788,437	—	788,437
United States	6,206,693	—	—	6,206,693
Total Common Stocks	$6,632,636	$4,440,589(1)	$ —	$11,073,225
Short-Term Investments	$38,145	$ —	$ —	$38,145
Total Investments	$6,670,781	$4,440,589	$ —	$11,111,370

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semi-annual or annual report to shareholders.
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